Capital structure and financial items - Financial income and expenses - Financial expenses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interest expenses on debts and borrowings	kr 4,207	kr 1,640	kr 542
Foreign exchange loss (net)	0	5,381	0
Financial loss from forward contracts (net)	2,304	0	0
Capital loss on investments	0	19	106
Capital loss on marketable securities	241	289	197
Result of associated companies	9	0	0
Other financial expenses	17	17	0
Total financial expenses	kr 6,778	kr 7,346	kr 845